Note 18 - Financial Instruments and Financial Risk (Details) - Financial Assets and Liabilities Measured at Fair Value: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2013	Dec. 01, 2012	Dec. 01, 2013 Fair Value, Inputs, Level 1 [Member]	Dec. 01, 2012 Fair Value, Inputs, Level 1 [Member]	Dec. 02, 2013 Fair Value, Inputs, Level 2 [Member]	Dec. 01, 2012 Fair Value, Inputs, Level 2 [Member]
Note 18 - Financial Instruments and Financial Risk (Details) - Financial Assets and Liabilities Measured at Fair Value: [Line Items]
Cash equivalents	$ 100	$ 100	$ 100	$ 100
Derivative assets(Note 8)	144	205			144	205
Derivative liabilities (Note 12(b))	$ 2,517	$ 874			$ 2,517	$ 874